SHARE-BASED COMPENSATION - Summary of Valuation Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2020 Plan
SHARE-BASED COMPENSATION
Expected volatility		53.66%
Expected volatility, Minimum			50.78%
Expected volatility, Maximum			51.84%
Risk-free interest rate (per annum)		1.88%
Risk-free interest rate, Minimum			1.32%
Risk-free interest rate, Maximum			1.88%
Exercise multiple, Minimum		2.20	2.20
Exercise multiple, Maximum		2.80	2.80
Expected dividend yield	0.00%
Time to maturity (in years)		10 years	10 years
2021 Plan
SHARE-BASED COMPENSATION
Expected volatility, Minimum	59.49%	53.66%	51.77%
Expected volatility, Maximum		58.97%	54.37%
Risk-free interest rate, Minimum	3.88%	1.88%	1.44%
Risk-free interest rate, Maximum		3.53%	1.68%
Exercise multiple, Minimum	2.80	2.20	2.20
Exercise multiple, Maximum		2.80	2.80
Expected dividend yield		0.00%	0.00%
Time to maturity (in years)	10 years	10 years	10 years
2022 Plan
SHARE-BASED COMPENSATION
Expected volatility	59.18%
Risk-free interest rate (per annum)	3.89%
Exercise multiple, Minimum	2.20
Exercise multiple, Maximum	2.80
Expected dividend yield	0.00%
Time to maturity (in years)	10 years